Shareholder Report, Holdings (Details)	Apr. 30, 2025
FIRE Funds(TM) Wealth Builder ETF | Sofi Select 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
FIRE Funds(TM) Wealth Builder ETF | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
FIRE Funds(TM) Wealth Builder ETF | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
FIRE Funds(TM) Wealth Builder ETF | Carbon Collective Short Duration Green Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
FIRE Funds(TM) Wealth Builder ETF | STKD Bitcoin & Gold ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
FIRE Funds(TM) Wealth Builder ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
FIRE Funds(TM) Wealth Builder ETF | Academy Veteran Impact ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
FIRE Funds(TM) Wealth Builder ETF | Cambria Chesapeake Pure Trend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FIRE Funds(TM) Wealth Builder ETF | Fundstrat Granny Shots US Large Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FIRE Funds(TM) Wealth Builder ETF | Residential REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FIRE Funds(TM) Wealth Builder ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
FIRE Funds(TM) Wealth Builder ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FIRE Funds(TM) Income Target ETF | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
FIRE Funds(TM) Income Target ETF | Carbon Collective Short Duration Green Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
FIRE Funds(TM) Income Target ETF | Academy Veteran Impact ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
FIRE Funds(TM) Income Target ETF | FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
FIRE Funds(TM) Income Target ETF | Cambria Tail Risk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
FIRE Funds(TM) Income Target ETF | Nicholas Fixed Income Alternative ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FIRE Funds(TM) Income Target ETF | YieldMax Gold Miners Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FIRE Funds(TM) Income Target ETF | Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FIRE Funds(TM) Income Target ETF | SoFi Enhanced Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FIRE Funds(TM) Income Target ETF | YieldMax Ultra Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FIRE Funds(TM) Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
FIRE Funds(TM) Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%